Average Annual Total Returns{- Fidelity® Focused Stock Fund} - 10.31 Fidelity Focused Stock Fund PRO-06 - Fidelity® Focused Stock Fund	Fidelity Focused Stock Fund-Default Return Before Taxes Past 1 year	Fidelity Focused Stock Fund-Default Return Before Taxes Past 5 years	Fidelity Focused Stock Fund-Default Return Before Taxes Past 10 years	Fidelity Focused Stock Fund-Default After Taxes on Distributions Past 1 year	Fidelity Focused Stock Fund-Default After Taxes on Distributions Past 5 years	Fidelity Focused Stock Fund-Default After Taxes on Distributions Past 10 years	Fidelity Focused Stock Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Focused Stock Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Focused Stock Fund-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	31.37%	13.72%	14.85%	29.81%	12.05%	13.38%	19.62%	10.64%	12.07%	31.49%	11.70%	13.56%